UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                WHEATON, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                STATED        VALUE
   CURRENCY)                     DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - 135.4%
               ARGENTINA - 2.3%
     5,910,000 Republic of Argentina (USD) (c) ..............     0.00%  12/15/35   $    478,710
       700,000 Republic of Argentina (USD) (c) ..............     3.00%  04/30/13        476,940
     8,190,000 Republic of Argentina (USD) ..................     7.00%  04/17/17      4,908,350
       629,998 Republic of Argentina (USD) ..................     8.28%  12/31/33        361,461
                                                                                    ------------
                                                                                       6,225,461
                                                                                    ------------
               AUSTRALIA - 8.0%
    11,000,000 Australian Government (AUD) ..................     6.00%  02/15/17      9,078,511
     8,000,000 Australian Government (AUD) ..................     7.50%  09/15/09      6,457,824
     8,100,000 Queensland Treasury (AUD) ....................     6.00%  10/14/15      6,438,306
                                                                                    ------------
                                                                                      21,974,641
                                                                                    ------------
               BRAZIL - 12.2%
     5,750,000 Brazil Citigroup (BRL) .......................    15.00%  07/02/10      3,081,564
     2,160,000 Dasa Finance Corp. (USD) .....................     8.75%  05/29/18      1,809,000
    29,603,000 Electropaulo Metropolitan (BRL) ..............    19.13%  06/28/10     15,751,241
     1,720,000 Independencia International Ltd. (USD) .......     9.88%  05/15/15      1,427,600
     1,650,000 Independencia International Ltd. (USD) .......     9.88%  01/31/17      1,369,500
     3,800,000 Isa Capital do Brasil S.A. (USD) .............     7.88%  01/30/12      3,657,500
     1,940,000 Odebrecht Finance Ltd. (USD) .................     7.50%  10/18/17      1,731,450
     4,720,000 Republic of Brazil (USD) .....................     7.13%  01/20/37      4,873,400
                                                                                    ------------
                                                                                      33,701,255
                                                                                    ------------
               CANADA - 14.3%
     8,200,000 Canadian Government (CAD) ....................     9.50%  06/01/10      8,541,098
     7,000,000 Canadian Government (CAD) ....................     5.25%  06/01/13      7,180,615
    10,000,000 Export Development Canada (NZD) ..............     8.13%  11/30/10      6,907,412
    15,000,000 Province of Manitoba (NZD) ...................     6.38%  09/01/15      9,835,827
    10,965,000 Province of Ontario (NZD) ....................     6.25%  06/16/15      7,142,730
                                                                                    ------------
                                                                                      39,607,682
                                                                                    ------------
               CHINA - 1.8%
     3,698,000 Parkson Retail Group Ltd. (USD) ..............     7.88%  11/14/11      3,781,205
     1,230,000 Parkson Retail Group Ltd. (USD) ..............     7.13%  05/30/12      1,143,900
                                                                                    ------------
                                                                                       4,925,105
                                                                                    ------------
               COLOMBIA - 1.7%
       930,000 EEB International Ltd. (USD) .................     8.75%  10/31/14        906,285
 4,733,000,000 Republic of Colombia (COP) ...................    11.75%  03/01/10      2,197,800
     1,500,000 Republic of Colombia (USD) ...................     7.38%  09/18/37      1,506,975
                                                                                    ------------
                                                                                       4,611,060
                                                                                    ------------
               DOMINICAN REPUBLIC - 4.5%
     4,550,000 Cerveceria Nacional Dominica (USD) (c) .......    16.00%  03/27/12      3,753,750
     9,940,000 Dominican Republic (USD) .....................     8.63%  04/20/27      8,697,500
                                                                                    ------------
                                                                                      12,451,250
                                                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                STATED        VALUE
   CURRENCY)                     DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - (CONTINUED)
               ECUADOR - 3.2%
     7,340,000 Republic of Ecuador (USD) ....................     9.38%  12/15/15   $  6,202,300
     3,600,000 Republic of Ecuador (USD) ....................    10.00%  08/15/30      2,628,000
                                                                                    ------------
                                                                                       8,830,300
                                                                                    ------------
               EGYPT - 2.9%
     4,285,000 Egypt Government Bond (EGP) ..................     9.35%  08/16/10        793,735
    12,360,000 Egypt Government Bond (EGP) ..................     9.10%  09/20/12      2,119,200
    30,250,000 Egypt Treasury Bill (EGP) ....................     0.00%  05/05/09      5,120,210
                                                                                    ------------
                                                                                       8,033,145
                                                                                    ------------
               EL SALVADOR - 3.3%
     2,090,000 Republic of El Salvador (USD) ................     8.25%  04/10/32      2,121,350
     7,230,000 Republic of El Salvador (USD) ................     7.65%  06/15/35      7,121,550
                                                                                    ------------
                                                                                       9,242,900
                                                                                    ------------
               FINLAND - 3.1%
     4,581,000 Republic of Finland (GBP) ....................     9.38%  02/03/10      8,655,613
                                                                                    ------------
               GABON - 1.9%
     5,670,000 Gabonese Republic (USD) ......................     8.20%  12/12/17      5,260,513
                                                                                    ------------
               GEORGIA - 1.8%
     5,900,000 Republic of Georgia (USD) ....................     7.50%  04/15/13      5,000,250
                                                                                    ------------
               GERMANY - 1.3%
     3,650,000 KfW International Finance (CAD) ..............     4.95%  10/14/14      3,662,247
                                                                                    ------------
               GHANA - 1.0%
     3,370,000 Republic of Ghana (USD) ......................     8.50%  10/04/17      2,847,492
                                                                                    ------------
               INDONESIA - 7.7%
     1,310,000 Empire Capital Resources Pte. Ltd. (USD) .....     9.38%  12/15/11      1,336,479
28,000,000,000 Indonesian Government (IDR) ..................    11.00%  12/15/12      2,792,390
 2,550,000,000 Indonesian Government (IDR) ..................    12.50%  03/15/13        266,530
18,500,000,000 Indonesian Government (IDR) ..................     9.00%  09/15/13      1,681,799
 7,170,000,000 Indonesian Recapitalization Bond (IDR) .......    13.40%  02/15/11        774,473
33,100,000,000 Indonesian Recapitalization Bond (IDR) .......    13.45%  08/15/11      3,576,478
 9,000,000,000 Indonesian Recapitalization Bond (IDR) .......    13.18%  07/15/12        964,466
       970,000 Majapahit Holding B.V. (USD) .................     7.75%  10/17/16        861,884
     4,260,000 Majapahit Holding B.V. (USD) .................     7.25%  06/28/17      3,757,963
     1,140,000 MGTI Finance Company, Ltd. (USD) .............     8.38%  09/15/10      1,139,301
       470,000 Republic of Indonesia (USD) ..................     6.88%  03/09/17        439,323
     2,510,000 Republic of Indonesia (USD) ..................     6.88%  01/17/18      2,312,460
     1,240,000 Republic of Indonesia (USD) ..................     8.50%  10/12/35      1,234,339
                                                                                    ------------
                                                                                      21,137,885
                                                                                    ------------
               MEXICO - 4.4%
    37,370,000 Mexican Bonos Desarr Fixed Rate Bond (MXN) ...     7.25%  12/15/16      3,189,426
    22,340,000 Mexican Bonos Desarr Fixed Rate Bond (MXN) ...    10.00%  12/05/24      2,323,634
    50,080,000 Mexican Bonos Desarr Fixed Rate Bond (MXN) ...    10.00%  11/20/36      5,313,567

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                STATED        VALUE
   CURRENCY)                     DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - (CONTINUED)
               MEXICO - (CONTINUED)
     1,170,000 Mexician Republic (USD) ......................     8.30%  08/15/31   $  1,381,653
                                                                                    ------------
                                                                                      12,208,280
                                                                                    ------------
               MULTINATIONAL - 17.5%
    17,600,000 Asian Development Bank (AUD) .................     5.50%  02/15/16     13,490,066
    18,800,000 European Investment Bank (NZD) ...............     6.50%  09/10/14     12,571,799
    11,000,000 European Investment Bank (TRY) ...............    18.50%  03/20/09      8,638,834
     8,600,000 International Bank Reconstruction
                  & Development (NZD) .......................     6.38%  07/15/09      5,719,267
     5,000,000 Nordic Investment Bank (AUD) .................     5.38%  01/18/11      3,877,789
     2,240,000 Nordic Investment Bank (GBP) .................     5.75%  11/06/08      3,986,067
                                                                                    ------------
                                                                                      48,283,822
                                                                                    ------------
               NIGERIA - 2.9%
     3,750,000 GTB Finance B.V. (USD) .......................     8.50%  01/29/12      3,421,875
   601,500,000 KfW International Finance (NGN) ..............     8.50%  01/18/11      4,607,946
                                                                                    ------------
                                                                                       8,029,821
                                                                                    ------------
               NORWAY - 5.4%
     4,500,000 Kommunalbanken AS (GBP) ......................     4.75%  01/28/10      8,006,221
    10,000,000 Kommunalbanken AS (NZD) ......................     8.00%  10/19/10      6,865,376
                                                                                    ------------
                                                                                      14,871,597
                                                                                    ------------
               PAKISTAN - 0.2%
     1,350,000 Islamic Republic of Pakistan (USD) ...........     6.88%  06/01/17        641,250
                                                                                    ------------
               PANAMA - 1.0%
     2,330,000 Republic of Panama (USD) .....................     8.88%  09/30/27      2,722,489
                                                                                    ------------
               PERU - 2.7%
       300,000 Peru Bono Soberano (PEN) .....................     8.60%  08/12/17        101,321
    13,900,000 Peru Bono Soberano (PEN) .....................     7.84%  08/12/20      4,449,305
     8,600,000 Peru Bono Soberano (PEN) .....................     8.20%  08/12/26      2,790,927
                                                                                    ------------
                                                                                       7,341,553
                                                                                    ------------
               PHILIPPINES - 3.4%
     3,140,000 Republic of Philippines (USD) ................    10.63%  03/16/25      4,202,570
     4,280,000 Republic of Philippines (USD) ................     9.50%  02/02/30      5,275,100
                                                                                    ------------
                                                                                       9,477,670
                                                                                    ------------
               RUSSIA - 7.4%
     1,450,000 Evraz Group S.A. (USD) .......................     8.88%  04/24/13      1,221,625
     3,030,000 Evraz Group S.A. (USD) .......................     8.25%  11/10/15      2,242,200
    56,400,000 GPB Eurobond Finance PLC (RUB) ...............     7.25%  02/22/10      1,986,152
   120,844,545 Red Arrow International Leasing PLC (RUB) ....     8.38%  06/30/12      4,515,196
     1,370,000 RS Finance (RSB) (USD) .......................     7.50%  10/07/10        880,225
     7,150,000 RSHB Capital S.A. (USD) ......................     7.75%  05/29/18      5,420,773
     2,040,000 Transcapitalinvest, Ltd. (USD) ...............     8.70%  08/07/18      1,799,484
     2,970,000 Vimpelcom Finance (USD) ......................     8.38%  04/30/13      2,342,439
                                                                                    ------------
                                                                                      20,408,094
                                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                STATED        VALUE
   CURRENCY)                     DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
-------------- ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - (CONTINUED)
               SPAIN - 3.2%
    11,500,000 Instituto de Credito Oficial (AUD) ...........     5.50%  10/11/12   $  8,823,829
                                                                                    ------------
               TURKEY - 0.6%
     2,800,000 Turkey Government Bond (TRY) .................     0.00%  04/14/10      1,680,662
                                                                                    ------------
               UKRAINE - 5.7%
     7,300,000 Alfa Bank Ukraine (USD) ......................     9.75%  12/22/09      6,360,490
     4,700,000 EX-IM Bank of Ukraine (USD) ..................     7.65%  09/07/11      3,639,506
    16,000,000 JSCB Ukrsotsbank, Credit Linked Note
                  (USD) (d) .................................    12.00%  10/15/12      3,193,442
     3,000,000 UBS AG Jersey Branch (USD) ...................     9.13%  06/21/10      2,418,000
                                                                                    ------------
                                                                                      15,611,438
                                                                                    ------------
               UNITED KINGDOM - 2.5%
     2,700,000 United Kingdom CNVR (GBP) ....................     9.00%  07/12/11      5,412,816
       700,000 United Kingdom Treasury (GBP) ................     6.00%  12/07/28      1,458,591
                                                                                    ------------
                                                                                       6,871,407
                                                                                    ------------
               URUGUAY - 3.1%
   138,620,000 Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (e) .........     5.00%  09/14/18      6,560,898
    52,400,000 Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (e) .........     4.25%  04/05/27      2,143,058
                                                                                    ------------
                                                                                       8,703,956
                                                                                    ------------
               VENEZUELA - 4.4%
     2,623,000 Republic of Venezuela (USD) ..................     8.50%  10/08/14      2,081,482
     4,520,000 Republic of Venezuela (USD) ..................     5.75%  02/26/16      2,960,600
     1,410,000 Republic of Venezuela (USD) ..................    10.75%  09/19/13      1,261,950
     8,460,000 Petroleos de Venezuela S.A. (USD) ............     5.25%  04/12/17      4,589,550
     1,720,000 Bolivarian Republic of Venezuela (USD) .......     9.00%  05/07/23      1,173,900
                                                                                    ------------
                                                                                      12,067,482
                                                                                    ------------
               TOTAL INVESTMENTS - 135.4% ...................                        373,910,149
               (Cost $395,471,781) (f)
               LOAN OUTSTANDING - (46.8)%. ..................                       (129,127,668)
               NET OTHER ASSETS AND LIABILITIES - 11.4% .....                         31,346,737
                                                                                    ------------
               NET ASSETS - 100.0% ..........................                       $276,129,218
                                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2008.

(d) Credit linked notes are structured securities whose principal and interest payments are contingent on the performance of specified borrower companies, or reference securities (See Note 1C - Credit Linked Notes in the Notes to Quarterly Portfolio of Investments).

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

(f) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,478,451 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,040,083.

RSB  Russian Standard Bank

Currency
ARS   Argentine Peso
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EGP   Egyptian Pound
GBP   British Pound Sterling
IDR   Indonesian Rupiah
MXN   Mexican Peso
MYR   Malaysian Ringgit
NGN   Nigerian Naira
NZD   New Zealand Dollar
PEN   Peruvian New Sol
RUB   Russian Ruble
SGD   Sinapore Dollar
TRY   Turkish Lira
TWD   Taiwan Dollar
USD   United States Dollar
UYU   Uruguayan Peso

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                      INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                     IN SECURITIES   INSTRUMENTS (a)
----------------                                     -------------   ---------------
Level 1 - Quoted Prices - Investments ............    $         --      $8,917,867
Level 2 - Other Significant Observable Inputs ....     373,910,149              --
Level 3 - Significant Unobservable Inputs ........              --              --
                                                      ------------      ----------
TOTAL ............................................    $373,910,149      $8,917,867
                                                      ============      ==========

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

                                  % OF TOTAL
INDUSTRY CLASSIFICATION          INVESTMENTS
-----------------------          -----------
Government Bonds and Notes           53.5%
Supranational Bank                   12.9
Diversified Financial Services        7.2
Regional Authority                    6.3
Electric Utilities                    5.7
Commercial Banks                      3.4
Special Purpose Banks                 3.3
Multiline                             1.3
Oil, Gas & Consumable Fuels           1.2
Beverages                             1.0
Import/Export Bank                    1.0
Metals & Mining                       0.9
Capital Markets                       0.7
Telecommunications                    0.6
Health Care                           0.5
Construction & Chemicals              0.5
                                    -----
   Total                            100.0%
                                    =====

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2008 (UNAUDITED)

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE

                                                                   NET            NET
                                                               UNREALIZED     UNREALIZED
                                                     IN       APPRECIATION   DEPRECIATION
EXPIRATION          LOCAL           VALUE IN      EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE          CURRENCY (a)        U.S. $      FOR U.S. $      U.S. $         U.S. $
----------   ------------------   -----------   -----------   ------------   ------------
11/10/08     ARS      9,401,000   $ 2,932,208   $ 3,017,978        $--       $   (85,770)
11/10/08     BRL     10,052,000     5,236,620     6,108,945         --          (872,325)
10/16/08     CAD      3,197,000     3,048,653     3,048,653         --                --
11/10/08     COP  6,705,464,000     3,072,421     3,404,619         --          (332,198)
10/16/08     MXN     78,726,000     7,182,964     7,332,573         --          (149,609)
10/16/08     MYR     78,802,000    22,929,998    24,272,909         --        (1,342,911)
10/16/08     SGD     32,112,000    22,362,584    23,719,899         --        (1,357,315)
10/16/08     TRY      6,721,000     5,266,446     5,349,379         --           (82,933)
10/16/08     TWD    776,000,000    24,085,666    25,708,133         --        (1,622,467)
                                                                   ---       -----------
                                                                   $--       $(5,845,528)
                                                                   ---       -----------

                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER

                                                                  NET            NET
                                                               UNREALIZED     UNREALIZED
                                                     IN       APPRECIATION   DEPRECIATION
EXPIRATION         LOCAL            VALUE IN      EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE          CURRENCY (a)        U.S. $      FOR U.S. $      U.S. $         U.S. $
----------   ------------------   -----------   -----------   ------------   ------------
11/10/08     ARS      9,401,000   $ 2,932,208   $ 3,012,658   $     80,450   $        --
11/10/08     BRL     36,523,000    19,026,769    22,044,981      3,018,212            --
10/16/08     CAD     22,778,000    21,424,013    22,536,142      1,112,129            --
11/10/08     COP 11,026,052,000     5,001,006     6,197,893      1,196,887            --
11/10/08     EGP     22,721,000     4,111,940     4,218,765        106,825            --
10/16/08     GBP     15,132,000    26,937,578    29,726,209      2,788,631            --
11/10/08     IDR 25,602,136,000     2,698,797     2,648,954             --       (49,843)
10/16/08     MXN    114,230,000    10,422,350    11,054,140        631,790            --
10/16/08     NZD     70,122,000    46,826,581    52,461,774      5,635,193            --
11/10/08     PEN      7,202,000     2,407,616     2,399,067             --        (8,549)
11/10/08     RUB    175,224,000     6,790,856     7,009,100        218,244            --
10/16/08     TRY     10,257,000     8,037,187     8,070,613         33,426            --
                                                              ------------   -----------
                                                              $ 14,821,787   $   (58,392)
                                                              ------------   -----------
Unrealized Appreciation (Depreciation) ....................   $ 14,821,787   $(5,903,920)
                                                              ============   ===========
Net Unrealized Appreciation (Depreciation) ................                  $ 8,917,867
                                                                             ===========

(a)  Please see page 5 for currency descriptions.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2008 (UNAUDITED)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued on an amortized cost basis.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At September 30, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2008 (UNAUDITED)

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date   November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date   November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date   November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.